UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05041

CREDIT SUISSE LARGE CAP GROWTH FUND
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2008 to January 31, 2009

Item 1:                                                       Schedule of Investments

Credit Suisse Large Cap Growth Fund

Schedule of Investments

January 31, 2009 (unaudited)

	Number of
	Shares	Value
COMMON STOCKS (99.8%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc.*	400	$32,324
BE Aerospace, Inc.*	2,500	24,175
Cubic Corp.	400	10,864
Curtiss-Wright Corp.	400	12,920
General Dynamics Corp.	100	5,673
Goodrich Corp.	600	23,196
Hexcel Corp.*	800	6,632
Honeywell International, Inc.	100	3,281
Lockheed Martin Corp.	100	8,204
Northrop Grumman Corp.	4,200	202,104
Raytheon Co.	100	5,062
Rockwell Collins, Inc.	500	18,840
Spirit AeroSystems Holdings, Inc. Class A*	3,700	50,320
The Boeing Co.	100	4,231
TransDigm Group, Inc.*	200	6,816
United Technologies Corp.	100	4,799
		419,441
Air Freight & Logistics (0.1%)
FedEx Corp.	100	5,094
United Parcel Service, Inc. Class B	100	4,249
UTI Worldwide, Inc.	2,500	27,400
		36,743
Airlines (0.1%)
AMR Corp.*	100	594
Continental Airlines, Inc. Class B*	100	1,347
Copa Holdings SA Class A	800	20,992
Delta Air Lines, Inc.*	750	5,175
Southwest Airlines Co.	100	703
UAL Corp.*	100	944
		29,755
Auto Components (1.2%)
Autoliv, Inc.	8,700	159,993
BorgWarner, Inc.	4,600	77,648
Gentex Corp.	12,800	107,392
Johnson Controls, Inc.	6,300	78,813
The Goodyear Tire & Rubber Co.*	600	3,702
WABCO Holdings, Inc.	6,100	91,195
		518,743
Beverages (0.1%)
Brown-Forman Corp. Class B	100	4,541
Hansen Natural Corp.*	800	26,800
Molson Coors Brewing Co. Class B	100	4,027
PepsiAmericas, Inc.	1,000	16,130
PepsiCo, Inc.	100	5,023
The Coca-Cola Co.	100	4,272
The Pepsi Bottling Group, Inc.	100	1,929
		62,722
Biotechnology (1.9%)
Alexion Pharmaceuticals, Inc.*	100	3,687
BioMarin Pharmaceutical, Inc.*	5,700	109,782
Celgene Corp.*	100	5,295
Cepheid, Inc.*	1,100	8,184
Cubist Pharmaceuticals, Inc.*	3,200	68,512
CV Therapeutics, Inc.*	400	6,260
Facet Biotech Corp.*	1,840	11,187
Genentech, Inc.*	800	64,992
Genzyme Corp.*	100	6,892
Gilead Sciences, Inc.*	100	5,077

	Number of
	Shares	Value
COMMON STOCKS
Biotechnology
Myriad Genetics, Inc.*	4,500	$335,565
Onyx Pharmaceuticals, Inc.*	300	9,129
PDL BioPharma, Inc.	9,200	59,064
United Therapeutics Corp.*	1,500	101,925
		795,551
Building Products (0.1%)
Griffon Corp.*	4,300	42,785

Capital Markets (2.5%)
Bank of New York Mellon Corp.	100	2,574
BlackRock, Inc.	300	32,640
E*TRADE Financial Corp.*	900	1,026
Federated Investors, Inc. Class B	10,600	206,912
Franklin Resources, Inc.	200	9,684
GLG Partners, Inc.	500	1,025
Invesco, Ltd.	5,400	63,666
Investment Technology Group, Inc.*	4,700	101,896
Janus Capital Group, Inc.	4,700	24,675
Northern Trust Corp.	1,800	103,536
Raymond James Financial, Inc.	4,400	81,444
SEI Investments Co.	11,400	144,438
State Street Corp.	400	9,308
T. Rowe Price Group, Inc.	2,200	60,676
The Charles Schwab Corp.	100	1,359
The Goldman Sachs Group, Inc.	100	8,073
Waddell & Reed Financial, Inc. Class A	15,500	218,860
		1,071,792
Chemicals (3.5%)
Air Products & Chemicals, Inc.	100	5,030
Airgas, Inc.	100	3,531
Calgon Carbon Corp.*	200	2,514
Celanese Corp. Class A	100	1,065
CF Industries Holdings, Inc.	6,600	310,200
Eastman Chemical Co.	800	20,760
FMC Corp.	800	35,696
International Flavors & Fragrances, Inc.	300	8,586
Intrepid Potash, Inc.*	4,200	85,596
Lubrizol Corp.	700	23,884
Monsanto Co.	100	7,606
Nalco Holding Co.	7,800	76,518
Olin Corp.	4,400	61,820
Praxair, Inc.	100	6,226
Rohm & Haas Co.	600	33,114
Sensient Technologies Corp.	1,600	34,400
Terra Industries, Inc.	8,000	163,840
The Dow Chemical Co.	1,300	15,067
The Mosaic Co.	8,600	306,762
The Valspar Corp.	16,600	288,010
		1,490,225
Commercial Banks (0.1%)
Bank of Hawaii Corp.	700	25,109
Cullen/Frost Bankers, Inc.	400	17,508
PNC Financial Services Group, Inc.	100	3,252
Valley National Bancorp	100	1,302
		47,171
Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	4,900	72,765
Republic Services, Inc.	10,300	266,358
Rollins, Inc.	2,000	31,200
The Brink’s Co.	11,400	301,302
Waste Connections, Inc.*	200	5,804

	Number of
	Shares	Value
COMMON STOCKS
Commercial Services & Supplies
Waste Management, Inc.	2,200	$68,618
		746,047
Communications Equipment (1.4%)
Arris Group, Inc.*	9,100	64,792
Ciena Corp.*	1,100	6,864
Cisco Systems, Inc.*	100	1,497
Corning, Inc.	4,900	49,539
EchoStar Corp. Class A*	100	1,506
Emulex Corp.*	700	3,997
F5 Networks, Inc.*	15,100	334,767
InterDigital, Inc.*	3,200	103,456
JDS Uniphase Corp.*	400	1,452
Juniper Networks, Inc.*	100	1,416
Polycom, Inc.*	300	4,215
QUALCOMM, Inc.	100	3,455
		576,956
Computers & Peripherals (4.0%)
Apple Computer, Inc.*	100	9,013
Dell, Inc.*	500	4,750
Hewlett-Packard Co.	100	3,475
Intermec, Inc.*	2,800	34,776
International Business Machines Corp.	100	9,165
Lexmark International, Inc. Class A*	100	2,368
NCR Corp.*	42,800	537,140
NetApp, Inc.*	100	1,483
QLogic Corp.*	69,200	783,344
Seagate Technology	800	3,032
Synaptics, Inc.*	100	2,357
Western Digital Corp.*	21,800	320,024
		1,710,927
Construction & Engineering (1.1%)
Fluor Corp.	400	15,560
Foster Wheeler, Ltd.*	1,000	19,970
Granite Construction, Inc.	2,000	70,440
Jacobs Engineering Group, Inc.*	100	3,867
KBR, Inc.	3,800	53,808
MasTec, Inc.*	8,300	88,229
The Shaw Group, Inc.*	7,900	219,620
		471,494
Construction Materials (0.1%)
Eagle Materials, Inc.	100	1,808
Martin Marietta Materials, Inc.	300	24,156
Texas Industries, Inc.	1,200	27,252
		53,216
Consumer Finance (0.0%)
American Express Co.	100	1,673

Containers & Packaging (0.7%)
AptarGroup, Inc.	5,900	181,838
Ball Corp.	100	3,834
Crown Holdings, Inc.*	100	1,875
Greif, Inc. Class A	200	6,052
Owens-Illinois, Inc.*	100	1,900
Packaging Corp. of America	5,800	82,360
Rock-Tenn Co. Class A	100	3,117
Sealed Air Corp.	100	1,355
Sonoco Products Co.	1,600	36,688
		319,019
Diversified Consumer Services (0.7%)
Brink’s Home Security Holdings, Inc.*	1,400	32,018

	Number of
	Shares	Value
COMMON STOCKS
Diversified Consumer Services
Corinthian Colleges, Inc.*	8,200	$153,176
H&R Block, Inc.	100	2,073
Hillenbrand, Inc.	5,300	97,997
Jackson Hewitt Tax Service, Inc.	400	5,296
Sotheby’s	600	5,214
Weight Watchers International, Inc.	300	6,843
		302,617
Diversified Financial Services (0.3%)
Citigroup, Inc.	2,400	8,520
MSCI, Inc. Class A*	5,600	97,216
Nasdaq OMX Group, Inc.*	300	6,546
NYSE Euronext	200	4,400
		116,682
Diversified Telecommunication Services (0.2%)
AT&T, Inc.	100	2,462
CenturyTel, Inc.	2,300	62,422
FairPoint Communications, Inc.	77	210
Level 3 Communications, Inc.*	16,700	16,700
Qwest Communications International, Inc.	3,200	10,304
Verizon Communications, Inc.	100	2,987
Windstream Corp.	100	868
		95,953
Electric Utilities (0.1%)
Cleco Corp.	600	13,710
DPL, Inc.	400	8,620
Duke Energy Corp.	100	1,515
		23,845
Electrical Equipment (0.3%)
Brady Corp. Class A	3,400	71,128
Emerson Electric Co.	100	3,270
First Solar, Inc.*	100	14,280
Rockwell Automation, Inc.	1,100	28,644
SunPower Corp. Class A*	100	3,356
		120,678
Electronic Equipment, Instruments & Components (2.2%)
Amphenol Corp. Class A	100	2,615
Avnet, Inc.*	200	3,964
AVX Corp.	1,000	9,120
Benchmark Electronics, Inc.*	36,200	424,988
Cogent, Inc.*	6,200	72,168
Dolby Laboratories, Inc. Class A*	7,100	181,476
FLIR Systems, Inc.*	200	4,994
Ingram Micro, Inc. Class A*	15,600	191,412
Jabil Circuit, Inc.	5,900	34,338
		925,075
Energy Equipment & Services (5.7%)
Atwood Oceanics, Inc.*	200	3,330
Baker Hughes, Inc.	200	6,664
BJ Services Co.	1,300	14,300
Cameron International Corp.*	100	2,316
CARBO Ceramics, Inc.	4,000	143,800
Complete Production Services, Inc.*	200	1,282
Dresser-Rand Group, Inc.*	24,200	471,416
ENSCO International, Inc.	7,617	208,401
FMC Technologies, Inc.*	4,100	121,319
Global Industries, Ltd.*	300	1,035
Halliburton Co.	100	1,725
Helmerich & Payne, Inc.	1,400	31,444
IHS, Inc. Class A*	5,600	245,280

	Number of
	Shares	Value
COMMON STOCKS
Energy Equipment & Services
Key Energy Services, Inc.*	100	$341
National-Oilwell Varco, Inc.*	100	2,644
Noble Corp.	15,074	409,259
Oceaneering International, Inc.*	1,400	48,244
Oil States International, Inc.*	200	3,662
Patterson-UTI Energy, Inc.	3,400	32,504
Pride International, Inc.*	5,800	93,496
RPC, Inc.	100	744
Schlumberger, Ltd.	100	4,081
Superior Energy Services, Inc.*	200	3,116
TETRA Technologies, Inc.*	300	1,557
Tidewater, Inc.	9,200	382,812
Transocean, Ltd.*	200	10,924
Unit Corp.*	6,600	164,604
		2,410,300
Food & Staples Retailing (1.0%)
BJ’s Wholesale Club, Inc.*	7,600	217,968
Costco Wholesale Corp.	100	4,503
CVS Caremark Corp.	1,400	37,632
Ruddick Corp.	5,800	139,490
Sysco Corp.	100	2,229
The Kroger Co.	100	2,250
Wal-Mart Stores, Inc.	100	4,712
Walgreen Co.	100	2,741
Whole Foods Market, Inc.	1,400	14,350
		425,875
Food Products (0.8%)
Archer-Daniels-Midland Co.	100	2,738
Campbell Soup Co.	100	3,037
Corn Products International, Inc.	3,700	85,655
Darling International, Inc.*	500	2,295
Dean Foods Co.*	100	1,934
Del Monte Foods Co.	1,100	7,326
Diamond Foods, Inc.	400	10,272
Flowers Foods, Inc.	7,700	165,473
General Mills, Inc.	100	5,915
H.J. Heinz Co.	100	3,650
Hormel Foods Corp.	200	5,966
Kellogg Co.	100	4,369
Kraft Foods, Inc. Class A	100	2,805
McCormick & Co., Inc.	100	3,204
Ralcorp Holdings, Inc.*	100	5,922
Sara Lee Corp.	100	1,003
The Hershey Co.	100	3,728
The J.M. Smucker Co.	100	4,515
Tyson Foods, Inc. Class A	100	885
Unilever NV NY Shares	100	2,197
		322,889
Gas Utilities (2.3%)
Atmos Energy Corp.	100	2,455
Energen Corp.	200	5,842
National Fuel Gas Co.	5,800	173,768
New Jersey Resources Corp.	11,100	444,999
Northwest Natural Gas Co.	1,600	68,704
Piedmont Natural Gas Co., Inc.	6,900	178,779
South Jersey Industries, Inc.	800	29,840
UGI Corp.	200	5,074
WGL Holdings, Inc.	2,300	73,830
		983,291
Health Care Equipment & Supplies (1.4%)
Advanced Medical Optics, Inc.*	200	4,394

	Number of
	Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
Baxter International, Inc.	100	$5,865
Becton, Dickinson & Co.	100	7,267
Boston Scientific Corp.*	1,300	11,531
Conceptus, Inc.*	1,000	14,360
Edwards Lifesciences Corp.*	100	5,749
Haemonetics Corp.*	3,800	224,770
IDEXX Laboratories, Inc.*	600	19,680
Inverness Medical Innovations, Inc.*	8,900	217,783
Kinetic Concepts, Inc.*	400	9,640
Medtronic, Inc.	100	3,349
ResMed, Inc.*	100	3,990
St. Jude Medical, Inc.*	100	3,637
STERIS Corp.	400	10,640
Stryker Corp.	100	4,224
Varian Medical Systems, Inc.*	1,700	63,121
		610,000
Health Care Providers & Services (2.0%)
Aetna, Inc.	300	9,300
AMERIGROUP Corp.*	100	2,797
CIGNA Corp.	8,800	152,768
Community Health Systems, Inc.*	200	3,728
Express Scripts, Inc.*	100	5,376
Humana, Inc.*	100	3,793
Kindred Healthcare, Inc.*	700	9,499
LifePoint Hospitals, Inc.*	100	2,254
Lincare Holdings, Inc.*	200	4,810
Magellan Health Services, Inc.*	8,700	315,114
Owens & Minor, Inc.	7,200	286,344
Quest Diagnostics, Inc.	100	4,935
Universal Health Services, Inc. Class B	1,400	52,990
WellPoint, Inc.*	100	4,145
		857,853
Health Care Technology (0.4%)
Cerner Corp.*	5,600	188,832
Hlth Corp.*	54	615
IMS Health, Inc.	100	1,452
		190,899
Hotels, Restaurants & Leisure (0.8%)
Boyd Gaming Corp.	100	481
Brinker International, Inc.	1,000	10,970
Burger King Holdings, Inc.	100	2,225
CEC Entertainment, Inc.*	300	7,002
Chipotle Mexican Grill, Inc. Class A*	100	4,776
Darden Restaurants, Inc.	100	2,622
International Game Technology	100	1,060
Las Vegas Sands Corp.*	100	515
McDonald’s Corp.	100	5,802
MGM Mirage*	800	6,400
Panera Bread Co. Class A*	200	9,396
Penn National Gaming, Inc.*	300	5,595
Royal Caribbean Cruises, Ltd.	600	3,894
Scientific Games Corp. Class A*	200	2,514
Starwood Hotels & Resorts Worldwide, Inc.	100	1,512
Tim Hortons, Inc.	100	2,457
WMS Industries, Inc.*	12,600	279,972
Wynn Resorts, Ltd.*	300	9,024
Yum! Brands, Inc.	100	2,862
		359,079
Household Durables (0.8%)
American Greetings Corp. Class A	600	2,604
Garmin, Ltd.	1,600	28,048

	Number of
	Shares	Value
COMMON STOCKS
Household Durables
Harman International Industries, Inc.	8,200	$131,938
Lennar Corp. Class A	100	769
M.D.C. Holdings, Inc.	200	6,128
Snap-on, Inc.	4,600	138,828
Tupperware Brands Corp.	400	8,224
Whirlpool Corp.	100	3,343
		319,882
Household Products (0.1%)
Church & Dwight Co., Inc.	100	5,323
Clorox Co.	100	5,015
Colgate-Palmolive Co.	100	6,504
Energizer Holdings, Inc.*	100	4,763
Kimberly-Clark Corp.	100	5,147
The Procter & Gamble Co.	100	5,450
		32,202
Independent Power Producers & Energy Traders (0.8%)
Calpine Corp.*	4,000	29,640
Constellation Energy Group, Inc.	100	2,630
Mirant Corp.*	7,900	135,643
Ormat Technologies, Inc.	5,100	158,049
		325,962
Industrial Conglomerates (3.2%)
3M Co.	100	5,379
General Electric Co.	100	1,213
Koninklijke (Royal) Philips Electronics NV NY Shares	71,400	1,298,766
McDermott International, Inc.*	600	6,222
Textron, Inc.	3,500	31,605
Tyco International, Ltd.	100	2,102
		1,345,287
Insurance (7.5%)
ACE, Ltd.	2,900	126,614
Aflac, Inc.	5,800	134,618
American Equity Investment Life Holding Co.	9,900	66,231
American Financial Group, Inc.	800	13,584
Aon Corp.	100	3,705
Arch Capital Group, Ltd.*	500	30,075
Arthur J. Gallagher & Co.	100	2,357
Assurant, Inc.	11,200	295,680
Axis Capital Holdings, Ltd.	5,800	140,708
Brown & Brown, Inc.	600	11,478
CNA Financial Corp.	500	5,815
Endurance Specialty Holdings, Ltd.	900	24,534
Everest Re Group, Ltd.	1,400	88,200
First American Corp.	2,100	45,864
Hanover Insurance Group, Inc.	1,900	76,798
Horace Mann Educators Corp.	500	4,675
Loews Corp.	40,300	983,320
Marsh & McLennan Cos., Inc.	100	1,933
MetLife, Inc.	100	2,873
Odyssey Re Holdings Corp.	500	23,525
PartnerRe, Ltd.	100	6,553
Prudential Financial, Inc.	500	12,875
Reinsurance Group of America, Inc.	600	21,378
RenaissanceRe Holdings, Ltd.	400	17,876
StanCorp Financial Group, Inc.	1,700	43,894
The Allstate Corp.	22,000	476,740
The Chubb Corp.	100	4,258
The Progressive Corp.*	100	1,215
The Travelers Cos., Inc.	3,800	146,832
Torchmark Corp.	5,200	156,000
Transatlantic Holdings, Inc.	2,500	80,375

	Number of
	Shares	Value
COMMON STOCKS
Insurance
Unum Group	8,900	$126,024
W.R. Berkley Corp.	100	2,648
		3,179,255
Internet & Catalog Retail (0.1%)
Amazon.com, Inc.*	100	5,882
Expedia, Inc.*	1,000	8,930
Priceline.com, Inc.*	400	26,836
		41,648
Internet Software & Services (1.3%)
Akamai Technologies, Inc.*	600	8,088
Digital River, Inc.*	1,500	37,155
eBay, Inc.*	100	1,202
Google, Inc. Class A*	100	33,853
Sohu.com, Inc.*	12,000	474,600
WebMD Health Corp. Class A*	100	2,344
Yahoo!, Inc.*	700	8,211
		565,453
IT Services (2.0%)
Accenture, Ltd. Class A	100	3,156
Automatic Data Processing, Inc.	100	3,633
Broadridge Financial Solutions, Inc.	2,500	33,725
Cognizant Technology Solutions Corp. Class A*	1,900	35,587
Computer Sciences Corp.*	100	3,684
DST Systems, Inc.*	100	3,177
Gartner, Inc.*	15,200	215,232
Genpact, Ltd.*	1,900	15,561
Global Payments, Inc.	400	13,884
Hewitt Associates, Inc. Class A*	1,300	36,894
Lender Processing Services, Inc.	3,400	88,128
Metavante Technologies, Inc.*	200	2,902
NeuStar, Inc. Class A*	10,100	137,562
Paychex, Inc.	100	2,429
SAIC, Inc.*	100	1,974
Total System Services, Inc.	14,000	177,240
Visa, Inc. Class A	1,700	83,895
Western Union Co.	100	1,366
		860,029
Leisure Equipment & Products (0.0%)
Eastman Kodak Co.	1,200	5,436

Life Sciences Tools & Services (1.6%)
Bio-Rad Laboratories, Inc. Class A*	2,400	152,496
Charles River Laboratories International, Inc.*	400	9,764
Covance, Inc.*	100	3,860
Life Technologies Corp.*	17,360	441,986
Pharmaceutical Product Development, Inc.	2,200	52,558
Thermo Fisher Scientific, Inc.*	100	3,593
Waters Corp.*	100	3,617
		667,874
Machinery (6.5%)
AGCO Corp.*	12,200	259,616
Briggs & Stratton Corp.	2,700	39,933
Bucyrus International, Inc.	1,600	24,800
Caterpillar, Inc.	100	3,085
CLARCOR, Inc.	1,400	42,476
Crane Co.	28,300	492,986
Cummins, Inc.	9,526	228,434
Danaher Corp.	100	5,593
Deere & Co.	100	3,474
Donaldson Co., Inc.	200	6,224
Dover Corp.	5,700	161,196

	Number of Shares	Value
COMMON STOCKS
Machinery
Eaton Corp.	100	$4,402
Federal Signal Corp.	7,800	52,650
Flowserve Corp.	200	10,662
Gardner Denver, Inc.*	2,000	43,540
Graco, Inc.	25,200	536,004
Harsco Corp.	20,400	483,888
Illinois Tool Works, Inc.	100	3,266
Ingersoll-Rand Co., Ltd. Class A	4,107	66,574
John Bean Technologies Corp.	100	970
Joy Global, Inc.	6,100	127,063
Kennametal, Inc.	900	14,436
Lincoln Electric Holdings, Inc.	300	12,351
Oshkosh Corp.	200	1,444
Pall Corp.	700	18,249
Parker Hannifin Corp.	700	26,747
The Manitowoc Co., Inc.	3,000	16,500
The Timken Co.	3,300	49,137
Wabtec Corp.	100	2,993
		2,738,693
Marine (0.8%)
Alexander & Baldwin, Inc.	1,300	28,652
Kirby Corp.*	12,500	299,750
		328,402
Media (2.6%)
Arbitron, Inc.	500	7,510
CBS Corp. Class B	100	572
Clear Channel Outdoor Holdings, Inc. Class A*	200	1,036
CTC Media, Inc.*	200	690
DIRECTV Group, Inc.*	100	2,190
DISH Network Corp. Class A*	30,800	395,472
DreamWorks Animation SKG, Inc. Class A*	500	10,975
Interactive Data Corp.	3,700	84,397
Lamar Advertising Co. Class A*	800	7,208
Liberty Global, Inc. Class A*	2,500	36,425
Liberty Media Corp. - Entertainment Series A*	7,000	128,450
Marvel Entertainment, Inc.*	2,700	74,277
Morningstar, Inc.*	1,400	48,538
News Corp. Class A	15,200	97,128
News Corp. Class B	9,800	70,952
Omnicom Group, Inc.	100	2,589
Regal Entertainment Group Class A	2,200	22,088
Sirius XM Radio, Inc.*	30,220	3,626
The Interpublic Group of Cos., Inc.*	1,600	5,328
The Walt Disney Co.	100	2,068
Time Warner, Inc.	100	933
Viacom, Inc. Class A*	5,700	92,739
Warner Music Group Corp.	100	205
		1,095,396
Metals & Mining (1.2%)
AK Steel Holding Corp.	100	807
Carpenter Technology Corp.	1,500	24,750
Compass Minerals International, Inc.	4,700	282,799
Newmont Mining Corp.	1,700	67,626
Nucor Corp.	100	4,079
Schnitzer Steel Industries, Inc. Class A	300	11,781
Southern Copper Corp.	2,500	34,850
United States Steel Corp.	100	3,003
Worthington Industries, Inc.	6,300	63,378
		493,073
Multi-Utilities (0.2%)
Alliant Energy Corp.	100	2,883

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities
Avista Corp.	2,400	$45,696
MDU Resources Group, Inc.	600	11,934
NiSource, Inc.	100	968
PG&E Corp.	100	3,867
Public Service Enterprise Group, Inc.	100	3,157
Vectren Corp.	300	7,737
		76,242
Multiline Retail (1.1%)
99 Cents Only Stores*	2,300	19,274
Big Lots, Inc.*	19,800	266,310
Dollar Tree, Inc.*	3,000	128,130
Family Dollar Stores, Inc.	1,600	44,432
Fred’s, Inc. Class A	900	9,234
Macy’s, Inc.	100	895
Target Corp.	100	3,120
		471,395
Oil, Gas & Consumable Fuels (9.1%)
Alpha Natural Resources, Inc.*	3,900	63,648
Arch Coal, Inc.	6,300	95,697
Bill Barrett Corp.*	7,600	168,036
Cabot Oil & Gas Corp.	100	2,749
Chevron Corp.	100	7,052
Cimarex Energy Co.	300	7,452
Comstock Resources, Inc.*	500	19,065
ConocoPhillips	15,100	717,703
CONSOL Energy, Inc.	100	2,726
Contango Oil & Gas Co*	100	4,460
El Paso Corp.	100	818
Enbridge Energy Partners LP	10,200	323,340
Enbridge, Inc.	100	3,280
EnCana Corp.	100	4,434
Exxon Mobil Corp.	100	7,648
Foundation Coal Holdings, Inc.	2,400	38,928
Frontier Oil Corp.	100	1,428
Frontline, Ltd.	100	2,851
Goodrich Petroleum Corp.*	200	5,780
Kinder Morgan Management LLC*	118	5,122
Magellan Midstream Partners LP	100	3,468
Massey Energy Co.	100	1,518
Murphy Oil Corp.	1,100	48,598
Nexen, Inc.	100	1,450
Noble Energy	100	4,893
Occidental Petroleum Corp.	100	5,455
Overseas Shipholding Group, Inc.	600	21,420
Patriot Coal Corp.*	1,700	8,721
Peabody Energy Corp.	100	2,500
Petro-Canada	4,200	90,678
Pioneer Natural Resources Co.	100	1,464
Quicksilver Resources, Inc.*	100	693
Royal Dutch Shell PLC ADR	38,900	1,915,047
Stone Energy Corp.*	1,910	16,388
Tesoro Corp.	100	1,723
The Williams Cos., Inc.	100	1,415
TransCanada Corp.	100	2,685
Valero Energy Corp.	300	7,236
W&T Offshore, Inc.	18,500	232,545
Walter Industries, Inc.	100	1,844
Whiting Petroleum Corp.*	100	2,900
XTO Energy, Inc.	100	3,709
		3,858,567
Paper & Forest Products (0.2%)
Glatfelter	200	1,742

	Number of Shares	Value
COMMON STOCKS
Paper & Forest Products
MeadWestvaco Corp.	6,600	$76,824
		78,566
Personal Products (1.1%)
Alberto-Culver Co.	1,600	39,136
Avon Products, Inc.	100	2,045
Bare Escentuals, Inc.*	300	1,089
Herbalife, Ltd.	14,600	299,446
The Estee Lauder Cos., Inc. Class A	4,700	123,375
		465,091
Pharmaceuticals (3.8%)
Abbott Laboratories	100	5,544
Allergan, Inc.	100	3,812
Bristol-Myers Squibb Co.	13,100	280,471
Eli Lilly & Co.	100	3,682
Endo Pharmaceuticals Holdings, Inc.*	11,800	265,146
Forest Laboratories, Inc.*	3,500	87,640
Johnson & Johnson	100	5,769
Medicis Pharmaceutical Corp. Class A	8,200	114,226
Merck & Co., Inc.	100	2,855
Mylan, Inc.*	100	1,133
Perrigo Co.	1,700	49,895
Pfizer, Inc.	100	1,458
Sepracor, Inc.*	8,500	129,200
Valeant Pharmaceuticals International*	8,900	193,130
Warner Chilcott, Ltd. Class A*	1,000	13,750
Watson Pharmaceuticals, Inc.*	16,200	441,936
		1,599,647
Professional Services (0.1%)
FTI Consulting, Inc.*	200	8,202
Monster Worldwide, Inc.*	1,000	9,210
Navigant Consulting, Inc.*	900	12,897
Robert Half International, Inc.	700	11,865
The Corporate Executive Board Co.	400	8,080
		50,254
Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc. Class A*	200	720
Jones Lang LaSalle, Inc.	600	14,166
The St. Joe Co.*	1,000	24,050
		38,936
Road & Rail (1.4%)
Burlington Northern Santa Fe Corp.	100	6,625
Genesee & Wyoming, Inc. Class A*	100	2,717
Heartland Express, Inc.	8,300	111,718
Hertz Global Holdings, Inc.*	100	506
Knight Transportation, Inc.	11,600	154,744
Union Pacific Corp.	100	4,379
Werner Enterprises, Inc.	20,000	300,000
		580,689
Semiconductors & Semiconductor Equipment (1.1%)
Advanced Micro Devices, Inc.*	300	657
Analog Devices, Inc.	100	1,998
Applied Materials, Inc.	100	937
ASML Holding NV	100	1,654
Atmel Corp.*	1,100	3,674
Broadcom Corp. Class A*	100	1,585
Cree, Inc.*	200	3,986
Integrated Device Technology, Inc.*	1,200	6,888
Intel Corp.	100	1,290
Intersil Corp. Class A	5,400	50,274

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Lam Research Corp.*	100	$2,021
LSI Corp.*	1,900	6,042
Marvell Technology Group, Ltd.*	5,200	37,908
MEMC Electronic Materials, Inc.*	5,300	72,080
Microchip Technology, Inc.	100	1,897
Micron Technology, Inc.*	300	1,116
National Semiconductor Corp.	100	1,014
NVIDIA Corp.*	200	1,590
Silicon Laboratories, Inc.*	4,100	94,423
STMicroelectronics NV NY Shares	100	517
Teradyne, Inc.*	1,000	4,810
Texas Instruments, Inc.	100	1,495
Ultratech, Inc.*	500	5,600
Varian Semiconductor Equipment Associates, Inc.*	8,100	154,224
		457,680
Software (5.2%)
Activision Blizzard, Inc.*	4,400	38,544
Adobe Systems, Inc.*	100	1,931
Autodesk, Inc.*	10,700	177,192
BMC Software, Inc.*	100	2,533
Compuware Corp.*	5,200	33,800
Electronic Arts, Inc.*	100	1,544
McAfee, Inc.*	100	3,049
MICROS Systems, Inc.*	4,100	59,040
Microsoft Corp.	93,400	1,597,140
Novell, Inc.*	600	2,220
Oracle Corp.*	100	1,683
Red Hat, Inc.*	6,100	89,365
Salesforce.com, Inc.*	100	2,661
Solera Holdings, Inc.*	100	2,409
Synopsys, Inc.*	500	9,250
Tyler Technologies, Inc.*	9,200	115,828
VMware, Inc. Class A*	2,100	43,470
Wind River Systems, Inc.*	300	2,391
		2,184,050
Specialty Retail (4.8%)
Aaron Rents, Inc.	8,200	179,252
Abercrombie & Fitch Co. Class A	2,000	35,700
Advance Auto Parts, Inc.	100	3,273
Aeropostale, Inc.*	5,800	122,438
AnnTaylor Stores Corp.*	100	492
AutoZone, Inc.*	100	13,289
Best Buy Co., Inc.	100	2,802
CarMax, Inc.*	2,500	20,675
Circuit City Stores, Inc.	300	2
Dick’s Sporting Goods, Inc.*	100	1,101
Foot Locker, Inc.	100	736
GameStop Corp. Class A*	8,100	200,718
Guess?, Inc.	8,300	133,547
J. Crew Group, Inc.*	100	1,000
Limited Brands, Inc.	6,500	51,480
Lowe’s Cos., Inc.	100	1,827
O’Reilly Automotive, Inc.*	100	2,907
RadioShack Corp.	12,800	146,688
Ross Stores, Inc.	27,233	801,195
Staples, Inc.	100	1,594
The Cato Corp. Class A	2,700	35,721
The Gap, Inc.	100	1,128
The Home Depot, Inc.	100	2,153
The TJX Cos., Inc.	100	1,942
Tiffany & Co.	100	2,075
Urban Outfitters, Inc.*	3,200	49,856

	Number of Shares	Value
COMMON STOCKS
Specialty Retail
Williams-Sonoma, Inc.	27,855	$220,611
		2,034,202
Textiles, Apparel & Luxury Goods (1.0%)
Coach, Inc.*	100	1,460
NIKE, Inc. Class B	100	4,525
Phillips-Van Heusen Corp.	20,200	384,204
The Warnaco Group, Inc.*	1,500	33,960
		424,149
Thrifts & Mortgage Finance (0.4%)
Astoria Financial Corp.	1,600	14,528
Freddie Mac	3,800	2,242
Hudson City Bancorp, Inc.	7,500	87,000
Provident Financial Services, Inc.	5,900	64,487
		168,257
Tobacco (3.5%)
Altria Group, Inc.	66,600	1,101,564
Lorillard, Inc.	100	5,946
Philip Morris International, Inc.	8,100	300,915
Reynolds American, Inc.	100	3,818
Vector Group, Ltd.	3,900	56,784
		1,469,027
Trading Companies & Distributors (0.1%)
Fastenal Co.	100	3,418
MSC Industrial Direct Co., Inc. Class A	800	27,408
United Rentals, Inc.*	900	5,022
		35,848
Water Utilities (0.2%)
California Water Service Group	2,200	95,700

Wireless Telecommunication Services (0.0%)
Clearwire Corp.*	400	1,600
Syniverse Holdings, Inc.*	700	9,492
		11,092
TOTAL COMMON STOCKS (Cost $51,228,056)		42,237,280

TOTAL INVESTMENTS AT VALUE (99.8%) (Cost $51,228,056)		42,237,280

OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		95,589

NET ASSETS (100.0%)		$42,332,869

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

     The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$42,237,280	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$42,237,280	$—

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At January 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $51,228,056, $1,281,672, $(10,272,448) and $(8,990,776), respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                       Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                       Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP GROWTH FUND

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 23, 2009

/s/Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 23, 2009